SHARE OPTIONS (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 01, 2015
Additional disclosures
Share-based compensation expense	$ 3,196	$ 2,518	$ 4,318
2008 Plan | Share options.
Options Number
Outstanding (in shares)	1,374,050			2,506,300
Exercisable (in shares)	755,550
Expected to vest (in shares)	494,800
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 1.98			$ 2.35
Exercisable (in dollars per share)	1.66
Expected to vest (in dollars per share)	$ 2.37
Weighted-average remaining contractual life (years)
Outstanding	7 years 5 months 27 days
Exercisable	7 years 5 months 27 days
Expected to vest	9 years 2 months 5 days
Aggregate intrinsic value
Outstanding (in dollars)	$ 291
Exercisable (in dollars)	291
Additional disclosures
Total intrinsic value of options exercised	253	119	1,235
Share-based compensation expense	5	$ 291	$ 280
Unrecognized compensation cost	$ 1,071
Weighted-average period of recognition of unrecognized compensation cost	2 years 11 months 23 days